Intangible Asset and Related Accumulated Amortization (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Intangible Assets [Line Items]
Gross carrying value, finite-lived	¥ 517,300		¥ 587,563
Accumulated amortization	(374,110)		(324,693)
Accumulated impairment	(72,965)		(35,619)
Net carrying value, finite-lived	70,225	$ 10,793	227,251
Technology
Intangible Assets [Line Items]
Gross carrying value, finite-lived	228,374		208,716
Accumulated amortization	(172,976)		(149,176)
Net carrying value, finite-lived	55,398	8,514	59,540
Online game licenses
Intangible Assets [Line Items]
Gross carrying value, finite-lived	66,992		69,198
Accumulated amortization	(28,496)		(26,622)
Accumulated impairment	(34,608)		(35,619)
Net carrying value, finite-lived	3,888	598	6,957
Customer relationship
Intangible Assets [Line Items]
Gross carrying value, finite-lived			94,160
Accumulated amortization			(31,759)
Net carrying value, finite-lived			62,401
User base
Intangible Assets [Line Items]
Gross carrying value, finite-lived	74,871		79,438
Accumulated amortization	(74,871)		(73,368)
Net carrying value, finite-lived			6,070
Trademarks
Intangible Assets [Line Items]
Gross carrying value, finite-lived	20,533		45,709
Accumulated amortization	(14,854)		(11,437)
Accumulated impairment	(1,198)
Net carrying value, finite-lived	4,481	689	34,272
Domain names
Intangible Assets [Line Items]
Gross carrying value, finite-lived	4,247		3,317
Accumulated amortization	(2,567)		(1,990)
Net carrying value, finite-lived	1,680	258	1,327
Noncompete Agreements
Intangible Assets [Line Items]
Gross carrying value, finite-lived	1,610		8,547
Accumulated amortization	(1,610)		(3,633)
Net carrying value, finite-lived			4,914
Platform
Intangible Assets [Line Items]
Gross carrying value, finite-lived	71,885		76,317
Accumulated amortization	(39,532)		(26,708)
Accumulated impairment	(32,344)
Net carrying value, finite-lived	9	1	49,609
Customer relationship
Intangible Assets [Line Items]
Gross carrying value, finite-lived	46,627
Accumulated amortization	(39,204)
Accumulated impairment	(2,654)
Net carrying value, finite-lived	4,769	$ 733
Trade name and domain names
Intangible Assets [Line Items]
Gross carrying value, indefinite-lived	2,161		2,161
Accumulated impairment	¥ (2,161)
Net carrying value, indefinite-lived			¥ 2,161